Segment Information	6 Months Ended
Jun. 30, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

3. SEGMENT INFORMATION

The CODM reviews financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has two reportable segments for continuing operations, including auto service business and auto eInsurance business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the Six Months Ended June 30, 2024
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$107,451	$73,747	$21,888	$203,086
Depreciation and amortization	$(783)	$(1,285)	$(137)	$(2,205)
Segment income (loss) before tax	$32,064	$727	$(92,664)	$(59,873)

	For the Six Months Ended June 30, 2023
	Auto service	Auto eInsurance service	Others	Consolidated
Revenues from external customers	$98,813	$47,710	$12,855	$159,378
Depreciation and amortization	$(1,884)	$(1,278)	$(28)	$(3,190)
Segment income (loss) before tax	$6,332	$(938)	$(3,408)	$1,986

The total assets from continuing operations by segments as of December 31, 2023 and as of June 30, 2024 were as follows:

	December 31,	June 30,
	2023	2024
Segment assets
Auto service	$136,387	$153,889
Auto eInsurance service	66,274	64,679
Others	20,574	25,368
Total segment assets from continuing operations	$223,235	$243,936

As the reportable segment for financial leasing qualified for discontinued operation, it is not required to disclose the information in segment reporting required by ASC 280.